Accounts and bills receivables, net	12 Months Ended
Dec. 31, 2011
Accounts and bills receivables, net
Accounts and bills receivables, net

3                                         Accounts and bills receivables, net

Accounts and bills receivables, net are summarized as follows:

	December 31,
	2010	2011	2011
	RMB	RMB	US$
Accounts receivable	315,256	469,339	74,570
Less: allowance for doubtful accounts	(7,475)	(7,289)	(1,158)
Accounts receivable, net	307,781	462,050	73,412
Bills receivable	576,957	814,822	129,463
Total accounts and bills receivables, net	884,738	1,276,872	202,875

The movements of the allowance for doubtful accounts are as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
Beginning allowance for doubtful accounts	6,995	6,749	7,475	1,188
Additions charged to bad debt expense	101	843	994	158
Write-off of accounts receivable	(347)	(117)	(1,180)	(188)
Ending allowance for doubtful accounts	6,749	7,475	7,289	1,158

As part of its ongoing control procedures, management monitors the creditworthiness of its customers to which it grants credit terms in the normal course of business. Credit terms are normally 30 to 90 days from the date of billing. The Group does not require collateral or other security to support credit sales.

Several subsidiaries of the Company sold bills receivable with recourse to third party financial institutions or endorsed bills receivable with recourse to third party suppliers of raw materials, pharmaceutical products or marketing and promotion services. Under this arrangement, control over the transferred bills receivable is surrendered and the subsidiaries do not retain beneficial interests in the transferred bills receivables.  All of the transferred bills receivables were accounted for as sales and derecognized upon transfer.

For the years ended December 31, 2009, 2010 and 2011, the Group received proceeds from the sale of bills receivable to third party financial institutions of RMB1,038,053, RMB991,385 and RMB301,519 (US$47,907), respectively. The Group recognized discounts of RMB7,392, RMB12,620 and RMB7,178 (US$1,140) in respect of bills receivable sold to third party financial institutions for the years ended December 31, 2009, 2010 and 2011, respectively, which have been included in interest expense.

As of December 31, 2011, bills receivable of RMB113,037 (US$17,960) were pledged to banks as collateral for short-term bank loans of RMB98,150 (US$15,594). As of December 31, 2010, bills receivable of RMB 85,967 were pledged to banks as collateral for long-term bank loans of RMB69,306.